Cash and cash equivalents (Details Textual)	Dec. 31, 2017	Dec. 31, 2015
Zona Franca Central Cervecera S.A.S. [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Percentage of voting equity interests acquired	50.00%
Bebidas Carozzi CCU SpA. [Member]
Disclosure of Cash and Cash Equivalents [Line Items]
Percentage of voting equity interests acquired		50.00%